Condensed Consolidated Balance Sheets Parenthetical (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Fixed maturities, available-for-sale, amortized cost	$ 1,080,464	$ 757,188
Equity securities, available-for-sale, cost	6,939	6,939
Securities pledged, amortized cost	71,067	133,013
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, issued	93,344,400	79,731,800
Common stock, outstanding	93,344,400	79,731,800
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Reinsurance recoverable on unpaid losses from related parties	927,475	950,828
Reinsurance payable to related parties	117,733	93,534
Related party transactions
Reinsurance recoverable on unpaid losses from related parties	152,212	176,241
Reinsurance payable to related parties	$ 71,366	$ 76,360